SUBSEQUENT EVENTS (Details)		1 Months Ended					2 Months Ended	12 Months Ended
	Feb. 16, 2022 $ / shares	Mar. 17, 2022 vessel	Feb. 28, 2022 USD ($) shares	Jan. 31, 2022 tanker	Aug. 31, 2021 USD ($)	May 31, 2021 shares	Feb. 28, 2022 tanker	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Subsequent Event [Line Items]
Term of lease or charter									5 years
Granted (in shares) | shares						480,000		480,000	350,000	525,000
Bareboat charter revenues, per day | $					$ 64,700
Subsequent Event
Subsequent Event [Line Items]
Number of product tankers delivered				2
Number of product tankers				4
Term of lease or charter		5 years	9 months	5 years			5 years
Number of Suezmax tankers delivered							2
Number of Suezmax tankers							3
Dividend declared (in dollars per share) | $ / shares	$ 0.20
Granted (in shares) | shares			435,000
Bareboat charter revenues, per day | $			$ 55,000
Number of container vessels agreed to charter | vessel		6